Liability under insurance contracts - Summary of details policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details of policy reserves [Line Items]
Premium reserve	₩ 52,053,082	₩ 51,232,644
Guarantee reserve	310,062	296,084
Unearned premium reserve	1,669	1,654
Reserve for outstanding claims	1,843,288	1,730,448
Interest rate difference guarantee reserve	1,871	2,087
Mortality gains reserve	41,069	45,543
Interest gains reserve	23,285	23,921
Expense gains reserve	13,663	14,942
Long term duration dividend reserve	39,469	42,524
Reserve for policyholder's profit dividend	1,635	1,080
Reserve for losses on dividend insurance contract	953	474
Policy reserve, total	54,330,046	53,391,401	₩ 52,086,132
Individual insurance
Details of policy reserves [Line Items]
Premium reserve	52,037,409	51,214,152
Guarantee reserve	310,062	296,084
Unearned premium reserve	1,661	1,641
Reserve for outstanding claims	1,828,912	1,715,064
Interest rate difference guarantee reserve	1,871	2,087
Mortality gains reserve	41,067	45,542
Interest gains reserve	23,285	23,921
Expense gains reserve	13,663	14,942
Long term duration dividend reserve	39,469	42,524
Reserve for policyholder's profit dividend	1,635	1,080
Reserve for losses on dividend insurance contract	953	474
Policy reserve, total	54,299,987	53,357,511	52,047,009
Pure endowment
Details of policy reserves [Line Items]
Premium reserve	14,515,676	14,597,735
Guarantee reserve	24,717	28,168
Unearned premium reserve	1	1
Reserve for outstanding claims	266,157	240,324
Interest rate difference guarantee reserve	1,734	1,937
Mortality gains reserve	6,894	7,865
Interest gains reserve	23,031	23,651
Expense gains reserve	6,068	6,606
Long term duration dividend reserve	26,799	28,737
Reserve for policyholder's profit dividend	1,635	1,080
Reserve for losses on dividend insurance contract	953	474
Policy reserve, total	14,873,665	14,936,578	14,986,916
Death
Details of policy reserves [Line Items]
Premium reserve	28,443,718	26,634,537
Guarantee reserve	284,474	267,154
Unearned premium reserve	1,660	1,640
Reserve for outstanding claims	1,137,858	1,111,052
Interest rate difference guarantee reserve	130	141
Mortality gains reserve	34,085	37,553
Interest gains reserve	242	256
Expense gains reserve	7,595	8,336
Long term duration dividend reserve	12,663	13,775
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	29,922,425	28,074,444	26,382,609
Endowment
Details of policy reserves [Line Items]
Premium reserve	9,078,015	9,981,880
Guarantee reserve	871	762
Unearned premium reserve	0	0
Reserve for outstanding claims	424,897	363,688
Interest rate difference guarantee reserve	7	9
Mortality gains reserve	88	124
Interest gains reserve	12	14
Expense gains reserve	0	0
Long term duration dividend reserve	7	12
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	9,503,897	10,346,489	10,677,484
Group insurance
Details of policy reserves [Line Items]
Premium reserve	15,673	18,492
Guarantee reserve	0	0
Unearned premium reserve	8	13
Reserve for outstanding claims	14,376	15,384
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	1
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	30,059	33,890	39,123
Pure protection
Details of policy reserves [Line Items]
Premium reserve	15,609	18,430
Guarantee reserve	0	0
Unearned premium reserve	8	13
Reserve for outstanding claims	14,376	15,384
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	2	1
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	29,995	33,828	39,063
Savings
Details of policy reserves [Line Items]
Premium reserve	64	62
Guarantee reserve	0	0
Unearned premium reserve	0	0
Reserve for outstanding claims	0	0
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	0	0
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	₩ 64	₩ 62	₩ 60